FAIR VALUE MEASUREMENT	6 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
14.
  FAIR VALUE MEASUREMENT

The fair value estimates presented herein are based on pertinent information available to management as of March 31, 2013 (unaudited), September 30, 2012 and 2011, respectively. Although management is not aware of any factors that would significantly affect the fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date and, therefore, current estimates of fair value may differ significantly from the amounts presented herein.

Generally accepted accounting principles used in the United States establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value.

The three broad levels of hierarchy are as follows:

Level 1
  Quoted prices in active markets for identical assets or liabilities.
Level 2
  Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3
  Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Those assets as of March 31, 2013 (unaudited) and September 30, 3012 and 2011, which are to be measured at fair value on a recurring basis are as follows:

March 31, 2013

	Category Used for Fair Value Measurement
	Level 1	Level 2	Level 3	Total
	(unaudited)
	(Dollars in Thousands)
Assets:
Securities available for sale:
U.S. Government and agency obligations	$—	$19,957	$—	$19,957
Mortgage-backed securities – U.S. Government agencies	—	38,948	—	38,948
Mortgage-backed securities – Non-agency	—	3,792	—	3,792
FHLMC preferred stock	18	—	—	18
Total	$18	$62,697	$—	$62,715

September 30, 2012

	Category Used for Fair Value Measurement
	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Assets:
Securities available for sale:
U.S. Government and agency obligations	$—	$14,103	$—	$14,103
Mortgage-backed securities – U.S. Government agencies	—	47,762	—	47,762
Mortgage-backed securities – Non-agency	—	4,103	—	4,103
FHLMC preferred stock	7	—	—	7
Total	$7	$65,968	$—	$65,975

September 30, 2011

	Category Used for Fair Value Measurement
	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Assets:
Securities available for sale:
U.S. Government and agency obligations	$—	$9,424	$—	$9,424
Mortgage-backed securities – U.S. Government agencies	—	61,583	—	61,583
Mortgage-backed securities – Non-agency	—	4,357	—	4,357
FHLMC preferred stock	6	—	—	6
Total	$6	$75,364	$—	$75,370

Certain assets are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The Company measures impaired loans and real estate owned at fair value on a non-recurring basis.

Impaired Loans

The Company considers loans to be impaired when it becomes more likely than not that the Company will be unable to collect all amounts due in accordance with the contractual terms of the loan agreements. Collateral dependent impaired loans are based on the fair value of the collateral which is based on appraisals and would be categorized as Level 2 measurement. In some cases, adjustments are made to the appraised values for various factors including the age of the appraisal, age of the comparables included in the appraisal, and known changes in the market and in the collateral. These adjustments are based upon unobservable inputs, and therefore, the fair value measurement has been categorized as a Level 3 measurement. These loans are reviewed for impairment and written down to their net realizable value by charges against the allowance for loan losses. The collateral underlying these loans had a fair value of $21.0 million at March 31, 2013 (unaudited) and $30.6 million at September 30, 2012.

Real Estate Owned

Once an asset is determined to be uncollectible, the underlying collateral is generally repossessed and reclassified to foreclosed real estate and repossessed assets. Once repossessed, these assets are carried at the lower of cost or fair value of the collateral, based on independent appraisals, less cost to sell and would be categorized as Level 2 measurement. In some cases, adjustments are made to the appraised values for various factors including age of the appraisal, age of the comparables included in the appraisal, and known changes in the market and in the collateral. Thus the evaluations are based upon unobservable inputs, and therefore, the fair value measurement has been categorized as a Level 3 measurement.
Summary of Non-Recurring Fair Value Measurements
	At March 31, 2013
	Level 1	Level 2	Level 3	Total
	(unaudited)
	(Dollars in Thousands)
Impaired loans	$—	$—	$21,006	$21,006
Real estate owned	—	—	1,258	$1,258
Total	$—	$—	$22,264	$22,264

	At September 30, 2012
	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Impaired loans	$—	$—	$30,608	$30,608
Real estate owned	—	—	1,972	$1,972
Total	$—	$—	$32,580	$32,580

	At September 30, 2011
	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Impaired loans	$—	$—	$10,937	10,937
Real estate owned	—	2,268	—	2,268
Total	$—	$2,268	$10,937	$13,205

The following tables provide information describing the valuation processes used to determine nonrecurring fair value measurements categorized within level 3 of the fair value hierarchy:

	At March 31, 2013
	Fair Value	Valuation Technique	Unobservable Input	Range
	(unaudited)
	(Dollars in Thousands)
Impaired loans	$21,006	Property appraisals	Management discount for selling costs, property type and market volatility	10% – 20% discount
Real estate owned	$1,258	Property appraisals	Management discount for selling costs, property type and market volatility	10% – 20% discount

	At September 30, 2012
	Fair Value	Valuation Technique	Unobservable Input	Range
	(Dollars in Thousands)
Impaired loans	$30,608	Property appraisals	Management discount for selling costs, property type and market volatility	10% – 20%discount
Real estate owned	$1,972	Property appraisals	Management discount for selling costs, property type and market volatility	10% – 20%discount

The fair value amounts have been determined by the Company using available market information and appropriate valuation methodologies. However, considerable judgment is necessarily required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

			Fair Value Measurements at March 31, 2013
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(unaudited)
	(Dollars in Thousands)
Assets:
Cash and cash equivalents	$33,612	$33,612	$33,612	$—	$—
Investment and mortgage-backed securities available for sale	62,715	62,715	18	62,697	—
Investment and mortgage-backed securities held to maturity	87,976	90,182	—	90,182	—
Loans receivable, net	278,237	283,817	—	—	283,817
Accrued interest receivable	1,833	1,833	1,833	—	—
Federal Home Loan Bank stock	1,659	1,659	1,659	—	—
Bank owned life insurance	7,022	7,022	7,022	—	—
Liabilities:
Checking accounts	38,756	38,756	38,756	—	—
Money market deposit accounts	68,861	68,861	68,861	—	—
Passbook, club and statement savings accounts	72,260	72,260	72,260	—	—
Certificates of deposit	236,220	240,855	—	240,855	—
Advances from Federal Home Loan Bank	340	340	340	—	—
Accrued interest payable	747	747	747	—	—
Advances from borrowers for taxes and insurance	1,266	1,266	1,266	—	—

			Fair Value Measurements at September 30, 2012
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(Dollars in Thousands)
Assets:
Cash and cash equivalents	$81,273	$81,273	$81,273	$—	$—
Investment and mortgage-backed securities available for sale	65,975	65,975	7	65,968	—
Investment and mortgage-backed securities held to maturity	63,110	66,401	—	66,401	—
Loans receivable, net	260,684	266,699	—	—	266,699
Accrued interest receivable	1,661	1,661	1,661	—	—
Federal Home Loan Bank stock	2,239	2,239	2,239	—	—
Bank owned life insurance	6,919	6,919	6,919	—	—
Liabilities:
Checking accounts	37,370	37,370	37,370	—	—
Money market deposit accounts	69,735	69,735	69,735	—	—
Passbook, club and statement savings accounts	71,083	71,083	71,083	—	—
Certificates of deposit	247,414	252,479	—	252,479	—
Advances from Federal Home Loan Bank	483	484	484	—	—
Accrued interest payable	2,382	2,382	2,382	—	—
Advances from borrowers for taxes and insurance	1,273	1,273	1,273	—	—

	September 30, 2011
	Carrying Amount	Fair Value
	(Dollars in Thousands)
Assets:
Cash and cash equivalents	$53,829	$53,829
Investment and mortgage-backed securities available for sale	75,370	75,370
Investment and mortgage-backed securities held to maturity	108,956	112,721
Loans receivable, net	240,511	248,382
Accrued interest receivable	2,026	2,026
Federal Home Loan Bank stock	2,887	2,887
Bank owned life insurance	6,180	6,180
Liabilities:
Checking accounts	33,505	33,505
Money market deposit accounts	75,649	75,649
Passbook, club and statement savings accounts	70,623	70,623
Certificates of deposit	256,237	262,489
Advances from Federal Home Loan Bank	570	570
Accrued interest payable	2,420	2,420
Advances from borrowers for taxes and insurance	1,090	1,090

Cash and Cash Equivalents — For cash and cash equivalents, the carrying amount is a reasonable estimate of fair value.

Investments and Mortgage-Backed Securities — The fair value of investment securities and mortgage-backed securities is based on quoted market prices, dealer quotes, and prices obtained from independent pricing services.

Loans Receivable — The fair value of loans is estimated based on present value using the current market rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. The carrying value that fair value is compared to is net of the allowance for loan losses and other associated premiums and discounts. Due to the significant judgment involved in evaluating credit quality, loans are classified within level 3 of the fair value hierarchy.

Accrued Interest Receivable — For accrued interest receivable, the carrying amount is a reasonable estimate of fair value.

Federal Home Loan Bank (FHLB) Stock — Although FHLB stock is an equity interest in an FHLB, it is carried at cost because it does not have a readily determinable fair value as its ownership is restricted and it lacks a market. The estimated fair value approximates the carrying amount.

Bank Owned Life Insurance — The fair value of bank owned life insurance is based on the cash surrender value obtained from an independent advisor that are be derivable from observable market inputs.

Checking Accounts, Money Market Deposit Accounts, Passbook Accounts, Club Accounts, Statement Savings Accounts, and Certificates of Deposit — The fair value of passbook accounts, club accounts, statement savings accounts, checking accounts, and money market deposit accounts is the amount reported in the financial statements. The fair value of certificates of deposit is based on market rates currently offered for deposits of similar remaining maturity.

Advances from Federal Home Loan Bank — The fair value of advances from FHLB is the amount payable on demand at the reporting date.

Accrued Interest Payable — For accrued interest payable, the carrying amount is a reasonable estimate of fair value.

Advances from borrowers for taxes and insurance — For advances from borrowers for taxes and insurance, the carrying amount is a reasonable estimate of fair value.

Commitments to Extend Credit and Letters of Credit — The majority of the Bank’s commitments to extend credit and letters of credit carry current market interest rates if converted to loans. Because commitments to extend credit and letters of credit are generally unassignable by either the Bank or the borrower, they only have value to the Bank and the borrower. The estimated fair value approximates the recorded deferred fee amounts, which are not significant.